Long-Term Debt - Schedule of Long Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,129.0	$ 1,235.8
Less current portion	146.7	52.2
Long-term portion	982.3	1,183.6
Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	547.6	298.6
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Long-term debt	79.5	533.0
Term loan facilities
Disclosure of detailed information about borrowings [line items]
Long-term debt	408.2	307.2
Notes payable
Disclosure of detailed information about borrowings [line items]
Long-term debt	82.8	62.4
Software financing obligations
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 10.9	$ 34.6